Shareholders’ equity (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	May 05, 2024	Apr. 22, 2024	Apr. 22, 2024	Mar. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2020	Oct. 15, 2019
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares authorized					38,000,000	38,000,000		50,000,000
Ordinary shares, par value					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of additional ordinary shares authorized									50,000,000
Number of shares issued	75,000		50,000		23,000,000
Cancelled shares					900,000
Reverse stock split					25.56-for-1
Common stock, shares authorized								20,000,000
Common stock, par value						$ 0.0025		$ 0.0025
Ordinary shares outstanding						9,200,000
Net preoceeds pubic offering		$ 600,000
Paid-in-capital					$ 8,260,051	$ 8,260,051
Retained earnings for statutory reserves					$ 0	$ 240,734	$ 796,316
Cash payment				$ 100,000
Ordinary shares valued				$ 200,000
Monthly service fee	$ 7,500
Board of Directors Plan description					On February 13, 2025, the Board of Directors of the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”), which became effective on the same date. The 2025 Plan authorizes the issuance of up to 1,500,000 Class A ordinary shares and is intended to provide equity-based compensation to employees, directors, and consultants of the Company and its affiliates. Awards under the 2025 Plan may include non-qualified stock options, incentive stock options, restricted stock awards, and unrestricted stock awards. As of December 31, 2025, a total of 1,500,000 Class A ordinary shares had been issued to one employee and two consultants pursuant to the 2025 Plan. The Company determined the aggregate fair value of the equity-based compensation granted to be $2,145,000, which was recorded as share-based compensation expense for the years ended December 31, 2025.
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued		1,500,000	1,500,000
Shares price		$ 4.00	$ 4.00
Net preoceeds pubic offering		$ 4,300,000
Hong Kong, Dollars
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value					$ 0.01